Summary of Significant Accounting Policies - Schedule of Rollforward of Company's Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Allowance for doubtful accounts, Beginning Balance	$ 175	$ 122	$ 61
Allowance for doubtful accounts, Charged to Costs or Expenses	632	523	384
Allowance for doubtful accounts, Deductions	(589)	(470)	(323)
Allowance for doubtful accounts, Ending Balance	$ 218	$ 175	$ 122